Investment property (Tables)	6 Months Ended
Dec. 31, 2021
Investment property
Schedule of investment property

Total
£’000
At 1 July 2021
Cost	32,193
Accumulated depreciation and impairment	(11,640)
Net book amount	20,553
Six months ended 31 December 2021
Opening net book amount	20,553
Depreciation charge	(140)
Closing net book amount	20,413
At 31 December 2021
Cost	32,193
Accumulated depreciation and impairment	(11,780)
Net book amount	20,413

At 1 July 2020
Cost	32,193
Accumulated depreciation and impairment	(11,366)
Net book amount	20,827
Six months ended 31 December 2020
Opening net book amount	20,827
Depreciation charge	(135)
Closing net book amount	20,692
At 31 December 2020
Cost	32,193
Accumulated depreciation and impairment	(11,501)
Net book amount	20,692